Note 12 - Income Taxes and Tax Status - Schedule of Unrecognized Tax Beneifts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits – beginning of year	$ 653	$ 927
Reduction as a result of lapse of statute of limitations	(15)	(274)
Unrecognized tax benefits – end of year	$ 638	$ 653